Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.        Transactions with Related Parties

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2025, 2024 and 2023:

In June 2022, the Company entered into a rental agreement with F.G. Europe, an affiliate of Globus’s chairman, for 902 square meters of office space located in a building leased by Cyberonica S.A., also an affiliate of Globus’s chairman. The monthly rent under this agreement was €26,000 (absolute amount), and the lease term expired on August 4, 2024.

In August 2024, upon expiration of the prior agreement, the Company entered into a new rental agreement with F.G. Europe for the same office space at a monthly rent of €27,500 (absolute amount), with a lease term ending on August 4, 2027. In December 2025, the rental agreement with F.G. Europe was terminated, resulting in a gain of $13, which was recognized in the consolidated statement of comprehensive income/(loss) under interest and finance costs. Effective January 1, 2026, the Company entered into a new rental agreement with Cyberonica S.A. for the same office space at a monthly rent of €27,500 (absolute amount), subject to an annual adjustment of 1%. The lease term runs through December 31, 2028. The Company does not own any real estate. As of December 31, 2024, the Company owed €34,000 (absolute amount) in back rent to F.G. Europe. Rent expense for the years ended December 31, 2025, 2024, and 2023 amounted to $370, $353, and $349, respectively.

4.            Transactions with Related Parties (continued)

The depreciation charge for the respective right-of-use asset for the years ended December 31, 2025, 2024 and 2023, was $328, $314 and $311, respectively, and was recognized in the consolidated statement of comprehensive income/(loss) under depreciation. The interest expense on lease liabilities for the years ended December 31, 2025, 2024 and 2023, was $44, $43 and $28, respectively, and recognized under interest expense and finance costs, net in the consolidated statement of comprehensive income/(loss). The total cash outflows for leases for the years ended December 31, 2025, 2024 and 2023, were approximately $359, $357 and $339, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

On October 23, 2024, the Company entered into two memoranda of agreement with an entity controlled by the Chairman and to which our Chief Executive Officer is also related, for the acquisition of two scrubber-fitted Kamsarmax dry bulk vessels. The vessels acquired were (i) a 2016-built Kamsarmax dry bulk carrier, now named m/v GLBS Angel, for a purchase price of $27.5 million (absolute amount), and (ii) a 2014-built Kamsarmax dry bulk carrier, now named m/v GLBS Gigi, for a purchase price of $26.5 million (absolute amount). Both acquisitions were funded using available cash. The purchase of each vessel was approved by a committee of the Board of Directors of the Company comprised solely of independent directors, as well as unanimously ratified by the Company’s Board of Directors.

The Company took delivery of m/v GLBS Angel on November 19, 2024, and took delivery of m/v GLBS Gigi on December 3, 2024.

With respect to m/v GLBS Angel, an aggregate amount of $18.0 million (absolute amount) was paid upon delivery, with the remaining balance payable in one lump sum, without interest, no later than one year from the date of the relevant memorandum of agreement. With respect to m/v GLBS Gigi, an aggregate amount of $17.0 million (absolute amount) was paid upon delivery, with the remaining balance payable in one lump sum, without interest, no later than one year from the date of the relevant memorandum of agreement. These outstanding balances were presented within Sellers’ Credit under current liabilities in the Company’s consolidated statement of financial position as of December 31, 2024. In July 2025, the Company settled the outstanding aggregate balance of $19.0 million (absolute amount) owed to the sellers using available cash.

As at December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO and CFO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO and CFO.

On March 13, 2024, the Company awarded a consulting company affiliated with our chief executive officer a one-time bonus of $3.0 million (absolute amount) half of which is payable immediately upon the delivery of the newbuilding vessel Hull NE442 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the agreement dated May 13, 2022) and the balance at the delivery of Hull NE443 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the other agreement dated May 13, 2022), in each case assuming Athanasios Feidakis remains Chief Executive Officer at each such relevant time, i.e. August 20, 2024 and September 20, 2024, respectively (see also Note 5). Following the successful delivery of the newbuilding Hull NE442, named GLBS Might, the Company paid the $1,500 bonus on August 26, 2024 to the consultant as per the aforementioned award. The remaining $1,500 for the successful delivery of the newbuilding Hull NE443, named GLBS Magic, was paid on May 21, 2025. On November 25, 2025, following the recommendations by the Company’s Remuneration Committee, the Company approved a merit-based compensation consisting of $500, and the issuance of 1,000,000 of its common stock to Goldenmare Limited, a Marshall Islands company that provides shipping brokering and consulting services to the Company and is an affiliate of the Company’s CEO and CFO. The share grant was made pursuant to the Company’s 2024 Equity Incentive Plan and the Stock Award Agreement dated November 26, 2025. In connection with the grant, the Company also entered into a Registration Rights Agreement with Goldenmare Limited providing customary registration rights with respect to the foregoing common shares (see Note 9 for more details). The compensation of $500 was paid on December 31, 2025.

The related expense for the years ended December 31, 2025, 2024 and 2023, amounted to $2,321, $3,425 and $432, respectively, and recognized under administrative expenses payable to related parties in the consolidated statements of comprehensive income/(loss).

As at December 31, 2025, and 2024, Goldenmare Limited owned 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

4.       Transactions with Related Parties (continued)

As at December 31, 2025, 2024 and 2023, Goldenmare Limited, a Marshall Islands company that provides shipping brokering and consulting services to the Company and is an affiliate of the Company’s CEO and CFO beneficially owned 6.2%, 1.6% and 1.6%, respectively, of Globus’ common shares.

As at December 31, 2025, 2024 and 2023, Mr. George Feidakis beneficially owned 27.2%, 24.9% and 24.9%, respectively, of Globus’ common shares. Mr. George Feidakis (father of Mr. Athanasios Feidakis) is also the chairman of the Board of Directors of Globus.

On July 15, 2021 Globus entered into a consultancy agreement with Eolos Shipmanagement S.A. for the purpose of providing consultancy services to Eolos Shipmanagement S.A. For these services the Company receives a daily fee of $1,000 (absolute amount). The chairman of the board of Globus is the majority shareholder of Eolos Shipmanagement. This agreement has terminated on December 3, 2024. The consulting fees for the years ended December 31, 2024 and 2023, were $338 and $365, respectively, and recognized under management and consulting fee income in the consolidated statements of comprehensive income/(loss).

On February 14, 2022 the Company changed the compensation of the non-executive directors. In the aggregate, the annual service fee for each of the directors (based on their current roles and committee seats) has been set at $80, payable in cash, based on the annual service fees, committee fees, and other similar fees. In 2024, the Company changed the compensation of the non-executive directors to be set at $80, regardless of roles and committee seats.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analyzed as follows:

	For the year ended December 31,
	2025	2024	2023
Directors’ remuneration	320	304	240
Total	320	304	240

Compensation to the Company’s executive director is analyzed as follows:

	For the year ended December 31,
	2025	2024	2023
Short-term employee benefits	2,321	3,425	432
Total	2,321	3,425	432

Compensation to Globus non-executive directors and executive director are recognized under Administrative expenses payable to related parties in the consolidated statements of comprehensive income/(loss). As at December 31, 2025 and 2024, $80 of the compensation to non-executive directors remained due and unpaid in each year, and presented in Trade accounts payable and other in the consolidated statements of financial position.

As at December 31, 2025 and 2024, $180 and $1,706 of the compensation to the executive director remained due and unpaid, respectively, and presented in Trade accounts payable and other in the consolidated statements of financial position.